Note 25 - Income Taxes - Schedule of Deferred Tax Assets (Liabilities) Components (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Deferred income tax assets	$ 22,922	$ 21,329	$ 28,470
Deferred tax expense (income)	4,546	1,678	(6,033)
Deferred income tax assets	27,206	22,922	21,329
Net deferred tax assets	22,381	20,703	26,736
Net deferred tax assets	26,927	22,381	20,703
Unrecognized deferred tax assets	(22,381)	(20,703)	(26,736)
Deferred tax expense (income), adjustment	4,546	1,679	(6,033)
Unrecognized deferred tax assets	(26,927)	(22,381)	(20,703)
Net deferred tax balance	0	0	0
Deferred tax expense (income), net	0	0	0
Net deferred tax balance	0	0	0
Non-capital loss [member]
Statement Line Items [Line Items]
Deferred income tax assets	14,192	13,635	21,032
Deferred tax expense (income)	990	557	(7,397)
Deferred income tax assets	15,182	14,192	13,635
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred income tax assets	55	73	183
Deferred tax expense (income)	(6)	(18)	(110)
Deferred income tax assets	49	55	73
Share issuance costs and CEC [member]
Statement Line Items [Line Items]
Deferred income tax assets	356	317	552
Deferred tax expense (income)	(66)	39	(235)
Deferred income tax assets	290	356	317
Investment [member]
Statement Line Items [Line Items]
Deferred income tax assets	98	22	18
Deferred tax expense (income)	(38)	76	4
Deferred income tax assets	60	98	22
Deferred income tax liabilities	0	(28)	(42)
Deferred income tax liabilities		(0)	28
Deferred income tax liabilities		0	(28)
Investment [member] | Deferred income tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income)		28	14
Investments in associates [member]
Statement Line Items [Line Items]
Deferred income tax assets	1,472	633	0
Deferred tax expense (income)	16	839	633
Deferred income tax assets	1,488	1,472	633
Site reclamation obligations [member]
Statement Line Items [Line Items]
Deferred income tax assets	1,206	1,145	1,121
Deferred tax expense (income)	148	61	24
Deferred income tax assets	1,354	1,206	1,145
Property and equipment [member]
Statement Line Items [Line Items]
Deferred income tax assets	479	427	376
Deferred tax expense (income)	52
Deferred income tax assets	531	479	427
Deferred income tax liabilities	(24)	(53)	(86)
Deferred income tax liabilities	3	24	53
Deferred income tax liabilities	(3)	(24)	(53)
Property and equipment [member] | Deferred income tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	27	29	33
Property and equipment [member] | Deferred income tax assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income)		52	51
Mineral property interests [member]
Statement Line Items [Line Items]
Deferred income tax assets	5,003	4,973	5,001
Deferred tax expense (income)	3,231		(28)
Deferred income tax assets	8,234	5,003	4,973
Deferred income tax liabilities	(517)	(545)	(1,606)
Deferred income tax liabilities	282	517	545
Deferred income tax liabilities	(282)	(517)	(545)
Mineral property interests [member] | Deferred income tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	235	28	1,061
Mineral property interests [member] | Deferred income tax assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income)		30
Capital lease obligation [member]
Statement Line Items [Line Items]
Deferred income tax assets	61	104	124
Deferred tax expense (income)	(43)	(43)	(20)
Deferred income tax assets	18	61	104
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred income tax assets		0	63
Deferred tax expense (income)			(63)
Deferred income tax assets			0
Deferred income tax assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	4,284	1,593	$ (7,141)
Allowance for credit losses [member]
Statement Line Items [Line Items]
Unrecognized deferred tax assets	$ (22,381)
Deferred tax expense (income), adjustment		1,678
Unrecognized deferred tax assets		$ (22,381)